STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 12,240,732	$ 8,716,023
Legal investigations expense	20,752,819	10,004,519
Franchise tax expense	282,500	200,000
Loss from operation costs	(33,276,051)	(18,920,542)
Other income and expenses:
Insurance Recoveries	1,081,238	0
Interest earned on cash held in Trust Account	13,852,774	4,257,469
Total other income	14,934,012	4,257,469
Loss before income taxes	(18,342,039)	(14,663,073)
Income tax expense	3,548,602	979,475
Net loss	$ (21,890,641)	$ (15,642,548)
Class A Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	30,018,099	30,026,614
Weighted average shares outstanding, diluted	30,018,099	30,026,614
Net income (loss) per common stock, basic	$ (0.49)	$ (0.39)
Net income (loss) per common stock, diluted	$ (0.49)	$ (0.39)
Class B Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	7,187,258	7,187,500
Weighted average shares outstanding, diluted	7,187,258	7,187,500
Net income (loss) per common stock, basic	$ (0.99)	$ (0.53)
Net income (loss) per common stock, diluted	$ (0.99)	$ (0.53)